Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments And Risk Management [Abstract]
Fair Value Of Derivative Instruments Not Designated As Hedging Instruments

	December 31, 2013				December 31, 2012
	Asset Derivatives		Liabilitiy Derivatives		Asset Derivatives		Liabilitiy Derivatives
	Balance		Balance		Balance		Balance
	Sheet	Fair	Sheet	Fair	Sheet	Fair	Sheet	Fair
(Thousands of dollars)	Location	Value	Location	Value	Location	Value	Location	Value
Commodity derivative contracts	Accounts		Accounts		Accounts		Accounts
	Receivable	$224	Payable	$291	Receivable	$3,043	Payable	$102

Recognized Gains And Losses For Derivative Instruments Not Designated As Hedging Instruments

		Amount of Gain (Loss) Recognized
		in Income on Derivative
(Thousands of dollars)	Statement of Income
Type of Derivative Contract	Location	2013	2012
Commodity	Fuel and ethanol costs
	of goods sold	$8,516	$(38,283)

Summary Of Offsetting Assets

		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Assets Presented in
	of Recognized	Combined	the Combined
(Thousands of dollars)	Assets	Balance Sheet	Balance Sheet
At December 31, 2013
Commodity derivatives	$233	$(9)	$224

At December 31, 2012
Commodity derivatives	$6,727	$(3,684)	$3,043

Summary Of Offsetting Liabilities

		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Liabilities Presented
	of Recognized	Consolidated	in the Consolidated
(Thousands of dollars)	Liabilities	Balance Sheet	Balance Sheet
At December 31, 2013
Commodity derivatives	$300	$(9)	$291

At December 31, 2012
Commodity derivatives	$3,786	$(3,684)	$102